Note 14 - Quarterly Financial Data (Unaudited) Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data (Unaudited)

	Quarters
	First	Second	Third	Fourth	Total Year
2016	(In millions, except per unit amounts)
Revenues	$300	$293	$308	$319	$1,220
Operating expenses	117	112	112	128	469
Operating income	119	118	127	123	487
Net earnings	85	76	81	73	315
Limited partners' interest in net earnings	60	47	48	32	187
Net earnings per limited partner unit (a):
Common - basic	$0.64	$0.48	$0.46	$0.31	$1.87
Common - diluted	$0.64	$0.48	$0.46	$0.31	$1.87
2015
Revenues	$263	$275	$282	$292	$1,112
Operating expenses	101	115	117	135	468
Operating income	99	97	100	97	393
Net earnings	65	60	65	59	249
Limited partners' interest in net earnings	50	49	54	46	199
Net earnings per limited partner unit (a):
Common - basic	$0.63	$0.60	$0.62	$0.49	$2.33
Common - diluted	$0.63	$0.60	$0.62	$0.49	$2.33

(a)	The sum of four quarters may not equal annual results due to rounding or the quarterly number of units outstanding.